RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related Party Aircraft Charter Agreement
In 2019, the Company entered into an aircraft charter arrangement with the Company’s former Executive Chairman of the board of directors of the Company and Legacy Nikola's former Chief Executive Officer to reimburse him for the flight hours incurred for Company use on his personal aircraft. These flight hours were related to business travel by the former Executive Chairman and other members of the executive team to business meetings and trade conferences, as well as the former Executive Chairman's commute between the Company’s headquarters in Phoenix, Arizona, and his residence in Utah. The Company recognized expenses of $1.6 million for the year ended December 31, 2020, for the business use of the aircraft. The aircraft charter arrangement was terminated effective October 2020.
Related Party Income and Accounts Receivable
During 2020 the Company recorded immaterial amounts for the provision of solar installation services to the former Executive Chairman, which are billed on time and materials basis. Solar installation services were terminated effective October 2020.
Related Party Stock Options
In December 2018, the former Executive Chairman issued 6,005,139 performance-based stock options to recognize the performance and contribution of specific employees, including certain executive officers, pursuant to Legacy Nikola's Founder Stock Option Plan (the "Founder Stock Option Plan"). The underlying common stock of these option awards are owned by M&M Residual, a Nevada limited liability company that is wholly-owned by the former Executive Chairman and are considered to be issued by the Company for accounting purposes. These performance-based stock options vest based on the Company's achievement of a liquidation event, such as a private sale or an initial public offering on a U.S. stock exchange. An additional award of 180,153 shares was made under the plan in May 2020, to replace a forfeited grant. The performance conditions were met upon the closing of the Business Combination and the Company recognized stock-based compensation expense related to these option awards of $7.2 million in June 2020. As of December 31, 2022 the weighted average exercise price per share is $1.39, the weighted-average grant date fair value is $1.20 per share, and the weighted-average remaining contractual term is 6.00 years for the outstanding performance-based stock options.
Related Party Redemption of Common Stock
Immediately following the Business Combination, pursuant to a redemption agreement, the Company redeemed 7,000,000 shares of common stock from M&M Residual at a purchase price of $10.00 per share, payable in immediately available funds. The number of shares to be redeemed and the redemption price were determined and agreed upon during negotiations between the various parties to the Business Combination, including the former Executive Chairman and representatives of VectoIQ, Legacy Nikola and the investors in the concurrent private financing.
Former Related Party License and Service Agreements
In September 2019, the Company entered into a Master Industrial Agreement (“CNHI Services Agreement”) and S-WAY Platform and Product Sharing Agreement (“CNHI License Agreement”) with CNHI and Iveco, a former related party, in conjunction with the Company’s Series D redeemable convertible preferred stock offering. Under these agreements, CNHI and Iveco were issued 25,661,448 shares of Legacy Nikola Series D redeemable convertible preferred stock in exchange for an intellectual property license valued at $50.0 million, $100.0 million in-kind services and $100.0 million in cash.
During 2020, the Company issued 9,443,353 shares of Series D redeemable convertible preferred stock to Iveco in exchange for $92.0 million of prepaid in-kind services. Additionally, the Company issued 5,132,289 shares of Series D redeemable convertible preferred stock in exchange for $50.0 million in cash.
During 2021 and 2020, the Company recognized $46.3 million and $45.7 million of in-kind services in research and development on the consolidated statements of operations, respectively. Prepaid in-kind services were fully consumed as of December 31, 2021.
As of June 3, 2020, Iveco was no longer considered a related party.
Former Related Party Research and Development
During 2020 the Company recorded research and development expenses of $15.1 million from a former related party. As of June 3, 2020, the entity was no longer considered a related party.
Former Related Party Stock Repurchase
In September 2019, in contemplation of the Company's proposed Series D preferred stock financing, the Company entered into an amendment of the letter agreement by and between the Company and Nimbus, dated August 3, 2018 (the “Nimbus Redemption Letter Agreement” and as amended, the “Nimbus Amendment”). In March 2020, the Company entered into an additional letter agreement with Nimbus in which Nimbus agreed to terminate the Nimbus Redemption Letter Agreement. Concurrently, the Company entered into an agreement with Nimbus, whereby the Company agreed to repurchase an additional
2,850,930 shares of Series B preferred stock from Nimbus at a share price of $8.77 for an aggregate repurchase price of $25.0 million. The parties agreed that the repurchase price constituted the price that Nimbus would otherwise be entitled to under the Nimbus Redemption Letter Agreement. The number of shares to be repurchased was negotiated by the Company and Nimbus as a mechanism to compensate Nimbus for agreeing to relinquish its previous redemption rights granted in the Nimbus Redemption Letter Agreement.
The repurchase was contingent on completion of the Business Combination which occurred during the quarter ending June 30, 2020, and the Company repurchased the shares in conjunction with the closing of the Business Combination. The Company recorded a reduction to additional paid in capital for the repurchase price in excess of the carrying value of the redeemable convertible preferred stock of $13.4 million. The carrying value of the shares repurchased were recorded as a reduction to redeemable convertible preferred stock, which has been retrospectively adjusted in the consolidated statements of stockholders' equity to reflect the Company’s equity structure for all periods presented. For the computation of net loss per share for the year ended December 31, 2020, the repurchase price in excess of the carrying value of the redeemable convertible preferred stock of $13.4 million is reflected as an increase to net loss attributable to common stockholders (see Note 16, Net Loss per Share).
As of June 3, 2020, Nimbus was no longer considered a related party.